Asset Acquisitions (Details)	Jan. 31, 2020 CAD ($)
Consideration paid:
Cash paid	$ 430,420
Cash to be paid	778,662
Common shares issued	6,650,000
Transaction costs	154,951
Total purchase price	8,014,033
Net assets acquired:
Cash	2,779
Equipment	5,213
Ready-to-infuse cannabis (?RTIC?) patents	8,008,411
Accounts payable and accrued liabilities	(2,370)
Net value of business purchased	$ 8,014,033